Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Compensation and benefits	$375,000	$817,656
Deferred rent	40,475	40,475
Professional fees	120,000	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$542,326	$864,983